Report of Directors Corporate Governance - Executive directors' interests in shares (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of transactions between related parties [line items]
Share options (in shares)	115,650,723	115,650,723	123,196,850	130,953,000
Average daily closing share price (GBP per share) | £ / shares	£ 4.816
Period after appointment to meet minimum shareholding guideline		5 years
Noel Quinn
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		400.00%
Shareholding, percentage of salary	513.00%	513.00%
Share interests (in shares)	1,422,650	1,422,650
Share options (in shares)	0	0
Ewen Stevenson
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		300.00%
Shareholding, percentage of salary	658.00%	658.00%
Share interests (in shares)	1,064,626	1,064,626
Share options (in shares)	0	0
Long-term incentive awards, without performance conditions
Disclosure of transactions between related parties [line items]
Period of tenure required for no performance conditions for Directors who cease employment as good leaver		5 years
Long-term incentive awards, with performance conditions
Disclosure of transactions between related parties [line items]
Vesting period of granted awards		7 years
Post-vesting retention period of granted awards		1 year
Weighted average holding period of granted awards		6 years
Period of continuing release of granted awards after Director ceases employment as a good leaver (up to)		8 years
Deferred shares, without performance conditions | Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	415,771	415,771
Deferred shares, without performance conditions | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Share options (in shares)	383,587	383,587
Deferred shares, with performance conditions | Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	2,101,893	2,101,893
Deferred shares, with performance conditions | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Share options (in shares)	1,687,628	1,687,628
Shares delivered to executive Directors as part of the FPA
Disclosure of transactions between related parties [line items]
Retention period		5 years
Shares delivered as part of annual incentive award
Disclosure of transactions between related parties [line items]
Retention period		1 year